Business Segment Information (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Segment assets	$ 506,913	$ 396,947
Segment liabilities	112,507	116,998
Operating segments
Disclosure of operating segments [line items]
Segment assets	506,913	396,947
Segment liabilities	112,507	116,998
Operating segments | Merchant banking
Disclosure of operating segments [line items]
Segment assets	458,998	343,649
Segment liabilities	106,651	106,713
Operating segments | All other segments
Disclosure of operating segments [line items]
Segment assets	47,915	53,298
Segment liabilities	$ 5,856	$ 10,285